Fair Value Measurements - Fair Value Measurements Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 33	$ 560
Fair value of warrants issued	20,844	23,533
Total change in the liability included in earnings	(17,498)	(19,706)
Reclass from liability to equity	(11)	(4,210)
Fair value of warrants exchanged		(144)
Ending balance	$ 3,368	$ 33